CONDENSED STATEMENTS OF OPERATIONS (USD $)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	14 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2013
Operating expenses:
Derivative instrument issuance	$ 0	$ 0	$ 9,040	$ 0	$ 887,062	$ 887,062	$ 887,062
Research and development	17,103	3,699,057	583,524	6,184,762	1,019,950	2,109,890	2,126,993
General and administrative	4,184	1,322,048	172,894	3,124,439	808,903	1,204,896	1,209,080
Marketing	0	809,333	32,014	2,036,793	32,014	233,622	233,622
Loss from operations	(21,287)	(5,830,438)	(797,472)	(11,345,994)	(2,747,929)	(4,435,470)	(4,456,757)
Other (expense) income:
Change in fair value of derivative liabilities	0	0	(89,000)	(26,265,177)	(111,500)	(177,000)	(177,000)
Interest, net	0	5,258	(286,891)	(1,029,479)	(383,380)	(908,611)	(908,611)
Loss on retirement of fixed assets		(22,818)	0	(22,818)	0
Gain on debt extinguishment		0	0	2,084,368	0
Total	0	(17,560)	(375,891)	(25,233,106)	(494,880)	(1,085,611)	(1,085,611)
Net loss	$ (21,287)	$ (5,847,998)	$ (1,173,363)	$ (36,579,100)	$ (3,242,809)	$ (5,521,081)	$ (5,542,368)
Basic and diluted net loss per common share	$ (0.01)	$ (0.62)	$ (0.42)	$ (5.08)	$ (1.26)	$ (2.11)
Weighted average shares outstanding, basic and diluted	1,924,813	9,458,359	2,782,285	7,203,642	2,570,014	2,617,022